Debt And Liquidity (Narrative) (Details) - USD ($)				6 Months Ended
	Apr. 19, 2018	Feb. 12, 2018	Feb. 27, 2015	Jun. 30, 2018	Jun. 15, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Apr. 27, 2016	Aug. 11, 2015	Jul. 28, 2015	Apr. 23, 2014	Nov. 20, 2012
Debt Instrument [Line Items]
Long-term Debt				$ 2,210,006,000			$ 339,374,000		$ 365,432,000
Minimum Liquidity										$ 25,000,000
Outstanding letters of credit							$ 8,700,000		12,300,000
Stated interest rate							6.375%
Loan balance, net of unamortized discount				106,378,000			$ 16,474,000		8,852,000
12 Month Trailing EBITDA							75,000,000
12 Month Trailing EBITDA Minimum (Low End)										40,000,000
12 Month Trailing EBITDA Minimum (High End)										35,000,000
Equity interest pledge						65.00%
Senior Notes
Debt Instrument [Line Items]
Long-term Debt				$ 0			$ 280,586,000		274,132,000
Principal amount issued														$ 300,000,000
Stated interest rate							6.375%							6.375%
Repurchase price, percentage of principal, due to change in control														101.00%
Debt Instrument, Redemption Price, Percentage				101.594%
Minimum
Debt Instrument [Line Items]
Unpaid judgment or decree in excess of							$ 50,000,000
Minimum | Senior Notes
Debt Instrument [Line Items]
Unpaid indebtedness or accelerated proceeds exceeds								$ 50,000,000
Unpaid judgment or decree in excess of								$ 50,000,000
Amended and Restated Credit Agreement | Minimum
Debt Instrument [Line Items]
Undrawn commitment fee			0.35%
Amended and Restated Credit Agreement | Maximum
Debt Instrument [Line Items]
Undrawn commitment fee			0.70%
Amended and Restated Credit Agreement | LIBOR | Minimum
Debt Instrument [Line Items]
Margin spread on variable interest rate			2.25%
Amended and Restated Credit Agreement | LIBOR | Maximum
Debt Instrument [Line Items]
Margin spread on variable interest rate			4.75%
2018 Credit Agreement
Debt Instrument [Line Items]
Leverage ratio						4.00
Revolving Credit Facility
Debt Instrument [Line Items]
Long-term Line of Credit				$ 0			58,192,000		$ 90,731,000
Revolving Credit Facility | Amended and Restated Credit Agreement
Debt Instrument [Line Items]
Borrowing capacity													$ 400,000,000
Revolving Credit Facility | Amended and Restated Credit Agreement July 2015 [Member]
Debt Instrument [Line Items]
Borrowing capacity										$ 225,000,000		$ 375,000,000
Long-term Line of Credit							39,500,000
Outstanding letters of credit							8,700,000
Revolving Credit Facility | 2018 Revolving Credit Facility
Debt Instrument [Line Items]
Borrowing capacity		$ 250,000,000			$ 2,250,000,000	$ 1,500,000,000
Borrowing threshold (greater than)						$ 35,000,000
Borrowing threshold percentage						35.00%
Increase in borrowing capacity					$ 750,000,000
Debt instrument, upfront fees					1.00%
Revolving Credit Facility | 2018 Revolving Credit Facility | LIBO
Debt Instrument [Line Items]
Margin spread on variable interest rate		3.75%
Revolving Credit Facility | 2018 Revolving Credit Facility | ABR
Debt Instrument [Line Items]
Margin spread on variable interest rate		2.75%
Term Loan Facility | Amended and Restated Credit Agreement July 2015 [Member]
Debt Instrument [Line Items]
Borrowing capacity												$ 40,000,000
Long-term Line of Credit							$ 19,000,000				$ 40,000,000
Line of Credit | 2018 Term Loan Facility
Debt Instrument [Line Items]
Borrowing capacity		$ 1,500,000,000
Margin spread on variable interest rate				0.25%
Debt Instrument, Amortization Rate						5.00%
Prepayment premium						1.00%
Excess Cashflow Threshold Percentage						75.00%
Line of Credit | 2018 Term Loan Facility | Contingent Event One
Debt Instrument [Line Items]
Excess Cashflow Threshold Percentage						50.00%
Line of Credit | 2018 Term Loan Facility | Contingent Event Two
Debt Instrument [Line Items]
Excess Cashflow Threshold Percentage						0.00%
Leverage ratio						1.25
Line of Credit | 2018 Term Loan Facility | Minimum | Contingent Event One
Debt Instrument [Line Items]
Leverage ratio						1.25
Line of Credit | 2018 Term Loan Facility | Maximum | Contingent Event One
Debt Instrument [Line Items]
Leverage ratio						1.75
Line of Credit | 2018 Term Loan Facility | LIBO
Debt Instrument [Line Items]
Margin spread on variable interest rate		3.50%
Undrawn commitment fee		0.25%
Line of Credit | 2018 Term Loan Facility | ABR
Debt Instrument [Line Items]
Margin spread on variable interest rate		2.50%
Brookfield | Maximum
Debt Instrument [Line Items]
Leverage ratio	175.00%
Brookfield | Brookfield Promissory Note [Member]
Debt Instrument [Line Items]
Dividends Payable	$ 750,000,000
Brookfield | Brookfield Promissory Note [Member] | Maximum
Debt Instrument [Line Items]
Leverage ratio	175.00%
Brookfield | Brookfield Promissory Note [Member] | LIBO
Debt Instrument [Line Items]
Margin spread on variable interest rate	4.50%
Third Anniversary | Brookfield | Brookfield Promissory Note [Member] | LIBO
Debt Instrument [Line Items]
Margin spread on variable interest rate	2.00%